Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income before Income Taxes

Per the consolidated statements of operations and comprehensive (loss) income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2024, 2023 and 2022 as follows:

	For the years ended December 31,
	2024	2023	2022
Income (loss) before taxes:	$(96,795)	$3,479,476	$3,568,861
Cayman Islands statutory income tax rate	—	—	—
Income tax calculated at statutory rate	—	—	—
Rate differences in various jurisdictions	1,082,355	487,611	470,332
Tax effect of non-taxable income	(1,122,273)	(1,564)	(241,185)
R&D additional deduction	(198,766)	(287,423)	—
Tax effect of non-deductible expenditure	311,177	192,798	159,650
Change in deferred income tax allowance	117,607	120,664	45,359
PRC dividend withholding tax	339,590	121,113	17,200
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
Income tax expenses	$264,221	$446,899	$501,571

Schedule of Income Taxes

Income taxes for the years ended December 31, 2024, 2023 and 2022 are attributed to the Company consisted of:

	For the years ended December 31,
	2024	2023	2022
Current income tax	$190,100	$512,086	$434,156
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
PRC dividend withholding tax	339,590	121,113	17,200
Income tax expenses	$264,221	$446,899	$501,571

Schedule of Tax Effects of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 are presented below:

	For the years ended December 31,
	2024	2023
Deferred tax assets
Net operating losses carryforwards in the HK	$283,630	$166,023
Credit loss	310,139	322,941
Decelerated tax depreciation for HK	1,153	1,153
Refundable liability	54,566	75,504
Inventory provision	187,108	160,380
Less: Provision	(283,630)	(166,023)
Total	$552,966	$559,978
	For the years ended December 31,
	2024	2023
Deferred tax liabilities
Accelerated tax depreciation	$153,380	$141,759
Undistributed earnings of PRC subsidiaries	23,050	295,896
Total	$176,430	$437,655